Fees Summary	Oct. 09, 2026 USD ($)
Fees Summary [Line Items]
Total Offering	$ 75,000,000
Previously Paid Amount	0
Total Fee Amount	6,525
Total Offset Amount	6,525
Net Fee	$ 0
Combined Prospectus Table N/A	N/A